Interests in associates and joint ventures (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Carrying amount at the beginning of the year		$ 1,051		$ 1,099
Additions	[1]	388		0
Disposals		0		0
Share of comprehensive income		83		25
of which: share of net profit		84	[2],[3]	46	[2]	$ 529	[4]
of which: share of other comprehensive income	[5]	(1)		(21)
Share of changes in retained earnings		(40)		0
Dividends received		(33)		(83)
Impairment		0		(1)
Foreign currency translation		108		11
Carrying amount at the end of the year		1,557		1,051		1,099
of which: associates		1,513		1,010
of which: joint ventures		44		41
Share of profit (loss) of associates		64		28
Share of profit (loss) of joint ventures		19		18
Share of other comprehensive income of associates		(1)		(22)
Share of other comprehensive income of joint ventures				1
SIX Group AG, Zurich
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates	[6]	$ 965		887
UBS's equity interest		17.31%
Share of profit (loss) of associates related to valuation gains		$ 26				460
Clearstream Fund Centre AG
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates	[1]	$ 399
Decrease in proportion of ownership in subsidiaries that result in loss of control		51.20%
UBS's equity interest		48.80%
Gains (losses) on the sale of subsidiaries		$ 631
Other associates
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates		150		123
UBS AG
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Carrying amount at the beginning of the year		1,051		1,099
Additions	[7]	388		0
Disposals		0		0
Share of comprehensive income		83		25
of which: share of net profit		84	[3],[8]	46	[8]	529	[4]
of which: share of other comprehensive income	[9]	(1)		(21)
Share of changes in retained earnings		(40)		0
Dividends received		(33)		(83)
Impairment		0		(1)
Foreign currency translation		108		11
Carrying amount at the end of the year		1,557		1,051		1,099
of which: associates		1,513		1,010
of which: joint ventures		44		41
Share of profit (loss) of associates		64		28
Share of profit (loss) of joint ventures		19		18
Share of other comprehensive income of associates		(1)		(22)
Share of other comprehensive income of joint ventures				1
UBS AG | SIX Group AG, Zurich
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates	[10]	$ 965		887
UBS's equity interest		17.31%
Share of profit (loss) of associates related to valuation gains		$ 26				$ 460
UBS AG | Clearstream Fund Centre AG
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates	[7]	$ 399
Decrease in proportion of ownership in subsidiaries that result in loss of control		51.20%
UBS's equity interest		48.80%
Gains (losses) on the sale of subsidiaries		$ 631
UBS AG | Other associates
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates		$ 150		$ 123

[1]
On 30 September 2020, UBS completed the sale of a 51.2% stake in Fondcenter AG to Clearstream and deconsolidated the entity in accordance with IFRS 10, Consolidated Financial Statements. The retained minority shareholding of 48.8% is accounted for as an associate and increased the investments in associates by USD 385 million upon completion of the transaction. Refer to Note 29 for more information

[2]	For 2020, consists of USD 64 million from associates and USD 19 million from joint ventures. For 2019, consists of USD 28 million from associates and USD 18 million from joint ventures.
[3]	Includes a valuation gain of USD 26 million on UBS’s equity ownership of SIX Group.
[4]	Includes a valuation gain of USD 460 million on UBS’s equity ownership of SIX Group related to the sale of SIX Payment Services to Worldline.
[5]	For 2020, consists of negative USD 1 million from associates. For 2019, consists of negative USD 22 million from associates and USD 1 million from joint ventures.
[6]	In 2020, UBS AG’s equity interest amounts to 17.31%. UBS AG is represented on the Board of Directors.
[7]
On 30 September 2020, UBS AG completed the sale of a 51.2% stake in Fondcenter AG to Clearstream and deconsolidated the entity in accordance with IFRS 10, Consolidated Financial Statements. The retained minority shareholding of 48.8% is accounted for as an associate and increased the investments in associates by USD 385 million upon completion of the transaction. Refer to Note 29 for more information

[8]	For 2020, consists of USD 64 million from associates and USD 19 million from joint ventures. For 2019, consists of USD 28 million from associates and USD 18 million from joint ventures.
[9]	For 2020, consists of negative USD 1 million from associates. For 2019, consists of negative USD 22 million from associates and USD 1 million from joint ventures.
[10]	In 2020, UBS AG’s equity interest amounts to 17.31%. UBS AG is represented on the Board of Directors.